Condensed Unaudited Consolidated Statements of Financial Position - CAD ($)		Sep. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents		$ 16,225,503	$ 18,926,933
Receivables		387,131	1,190,689
Prepaid expenses		6,228,244	2,268,776
Inventory		864,816	420,737
Current assets		23,705,694	22,807,135
Non-current assets
Restricted cash		109,665	110,707
Plant and equipment		10,172,987	5,323,766
Goodwill and other intangible assets		1,240,381	1,239,123
TOTAL ASSETS		35,228,727	29,480,731
Current liabilities
Trade payables and accrued liabilities		1,185,978	1,262,861
Customer deposits		436,499	303,076
Construction contract liability		63,540	99,707
Shareholder loan		3,115	6,230
Deferred income tax		93,725	149,794
Current portion of lease liabilities		633,883
Total Current Liabilities		2,416,740	1,821,668
Non-current liabilities
Derivative liability	[1]	7,558,659	4,752,875
Lease liabilities		1,000,852
TOTAL LIABILITIES		10,976,251	6,574,543
EQUITY
Share capital		66,504,106	46,622,299
Deficit		(54,055,821)	(31,373,697)
Reserves		11,804,191	7,657,586
TOTAL EQUITY		24,252,476	22,906,188
TOTAL LIABILITIES AND EQUITY		$ 35,228,727	$ 29,480,731

[1]	Footnote: The warrant derivative liability is valued at fair value in accordance with International Financial Reporting Standards (“IFRS”). There are no circumstances in which the Company would be required to pay cash upon exercise or expiry of the warrants. See Note 10.